UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	5/31/2006

Date of reporting period:	11/30/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Jennison Natural Resources Fund, Inc.

NOVEMBER 30, 2005	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of November 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

January 16, 2006

Dear Shareholder:

We hope you find the semiannual report for the Jennison Natural Resources Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Natural Resources Fund, Inc.

Jennison Natural Resources Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Natural Resources Fund, Inc. (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 11/30/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	37.33%	43.43%	226.04%	401.16%	595.81%
Class B	36.79	42.35	213.95	364.97	598.89
Class C	36.79	42.35	213.95	364.97	415.68
Class Z	37.46	43.80	230.35	N/A	306.02
MSCI World ND Index[3]	8.80	11.20	10.74	98.71	***
S&P 500 Index[4]	5.88	8.44	3.22	142.84	****
Lipper Natural Resources Funds Avg.[5]	25.97	34.41	145.87	335.35	*****

Average Annual Total Returns[1] as of 12/31/05
	One Year	Five Years	Ten Years	Since Inception[2]
Class A	45.71%	22.24%	16.84%	12.90%
Class B	47.98	22.62	16.63	11.54
Class C	51.98	22.71	16.63	15.96
Class Z	54.55	23.94	N/A	16.92
MSCI World ND Index[3]	9.49	2.18	7.04	***
S&P 500 Index[4]	4.91	0.54	9.07	****
Lipper Natural Resources Funds Avg.[5]	41.12	15.93	15.22	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Except where noted, the returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, 1/22/90; Class B, 9/28/87; Class C, 8/1/94; and Class Z, 9/16/96.

3The Morgan Stanley Capital International (MSCI) World Net Dividends (ND) Index is a free float-adjusted, market-capitalization index that is designed to measure global developed market equity performance. The MSCI World ND Index consists of approximately 23 developed market indexes in Australia, Canada, Europe, the Far East, New Zealand, and the United States.

4The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices have performed in the United States.

5The Lipper Natural Resources Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Natural Resources Funds category for the periods noted. Funds in the Lipper Average invest primarily in natural resources stocks.

The returns for the MSCI World ND Index and S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. Returns for the Lipper Average would be lower if it included the effects of sales charges or taxes.

***MSCI World ND Index Closest Month-End to Inception cumulative total returns as of 11/30/05 are 192.89% for Class A, 238.84% for Class B, 132.01% for Class C, and 77.96% for Class Z. MSCI World ND Index Closest Month-End to Inception average annual total returns as of 12/31/05 are 7.13% for Class A, 7.04% for Class B, 7.86% for Class C, and 6.68% for Class Z.

****S&P 500 Index Closest Month-End to Inception cumulative total returns as of 11/30/05 are 432.46% for Class A, 490.48% for Class B, 232.68% for Class C, and 109.92% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns as of 12/31/05 are 11.08% for Class A, 10.22% for Class B, 11.11% for Class C, and 8.35% for Class Z.

*****Lipper Average Closest Month-End to Inception cumulative total returns as of 11/30/05 are 473.42% for Class A, 507.12% for Class B, 412.79% for Class C, and 235.17% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/05 are 11.66% for Class A, 10.24% for Class B, 15.41% for Class C, and 14.20% for Class Z.

Five Largest Holdings expressed as a percentage of net assets as of 11/30/05
National-Oilwell Varco, Inc., Oil & Gas Equipment & Services	3.8%
GlobalSantaFe Corp., Oil & Gas Drilling	3.6
Suncor Energy, Inc., Integrated Oil & Gas	3.5
OPTI Canada, Inc., Oil & Gas Exploration & Production	3.3
Southwestern Energy Co., Oil & Gas Exploration & Production	3.3

Holdings reflect only long-term investments and are subject to change.

Jennison Natural Resources Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 11/30/05
Oil & Gas Exploration & Production	24.2%
Oil & Gas Equipment & Services	18.3
Gold	12.4
Diversified Metals & Mining	11.3
Integrated Oil & Gas	8.2

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on June 1, 2005, at the beginning of the period, and held through the six-month period ended November 30, 2005.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Jennison Natural Resources Fund, Inc.	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Natural Resources Fund, Inc.		Beginning Account Value June 1, 2005	Ending Account Value November 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,373.30	1.11%	$6.60
	Hypothetical	$1,000.00	$1,019.50	1.11%	$5.62

Class B	Actual	$1,000.00	$1,367.90	1.86%	$11.04
	Hypothetical	$1,000.00	$1,015.74	1.86%	$9.40

Class C	Actual	$1,000.00	$1,367.90	1.86%	$11.04
	Hypothetical	$1,000.00	$1,015.74	1.86%	$9.40

Class Z	Actual	$1,000.00	$1,374.60	0.86%	$5.12
	Hypothetical	$1,000.00	$1,020.76	0.86%	$4.36

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended November 30, 2005, and divided by the 365 days in the Fund’s fiscal year ending May 31, 2006 (to reflect the six-month period).

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Portfolio of Investments

as of November 30, 2005

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 95.8%
COMMON STOCKS 94.5%

Aluminum 0.3%
52,400	Aluminum Corp. of China Ltd. (China) (ADR)(d)	$3,728,260

Coal & Consumable Fuels 4.0%
362,100	Cameco Corp. (Canada)	20,618,269
376,200	CONSOL Energy, Inc.(a)	24,347,664

		44,965,933

Construction & Farm Machinery & Heavy Trucks 0.2%
62,800	Railpower Technologies Corp. (Canada)(a)	331,050
442,700	Railpower Technologies Corp. (Canada)(a)(i)	2,333,695

		2,664,745

Construction Materials 0.3%
3,130,000	Anhui Conch Cement Co., Ltd. (Hong Kong)	3,442,248

Diversified Metals & Mining 11.3%
317,111	Canico Resource Corp. (Canada)(a)	5,640,126
537,400	Falconbridge Ltd.	16,122,000
595,800	First Quantum Minerals Ltd. (Canada)	15,116,513
14,200	FNX Mining Co., Inc. (Canada)(a)	160,422
447,600	FNX Mining Co., Inc. (Canada)(a)(i)	5,056,673
338,700	Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(d)	17,649,657
345,000	Inco Ltd. (Canada)	15,176,550
563,200	Northern Dynasty Minerals Ltd.(a)(d)	2,528,768
808,800	Peru Copper, Inc. (Canada)(a)	2,024,340
254,000	Phelps Dodge Corp.	34,460,180
88,100	Southern Copper Corp.	5,604,041
709,600	Western Silver Corp.(a)	6,656,048

		126,195,318

Electronic Components & Equipment 0.4%
400,800	Evergreen Solar, Inc.(a)(d)	4,813,608

Gold 12.4%
1,201,400	Aflease Gold and Uranium Resources Ltd. (South Africa) (ADR)(a)	11,164,130
914,800	AXMIN, Inc. (Canada)(a)	431,269
3,184,900	Crystallex International Corp.(a)(d)	6,720,139
872,500	Gabriel Resources Ltd. (Canada)(a)	1,764,968
906,400	Gold Fields Ltd. (South Africa) (ADR)(d)	13,550,680

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	7

Portfolio of Investments

as of November 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

193,800	Gold Reserve, Inc. (Canada)(a)	$406,986
509,700	Goldcorp, Inc.(d)	10,357,104
1,431,773	Harmony Gold Mining Ltd. (South Africa) (ADR)(a)(d)	17,281,500
559,900	Meridian Gold, Inc.(a)	10,772,476
1,179,700	Nevsun Resources Ltd. (Canada)(a)	1,658,345
1,065,800	Newcrest Mining Ltd. (Australia)	16,653,159
557,300	Newmont Mining Corp.	25,702,676
1,160,300	Orezone Resources, Inc. (Canada)(a)	1,989,114
824,400	Placer Dome, Inc.	18,087,336

		136,539,882

Integrated Oil & Gas 8.2%
124,900	Amerada Hess Corp.(d)	15,302,748
96,200	CNX Gas Corp.	1,539,200
	(cost $1,539,200; Purchased 8/01/05)(a)(f)(g)(i)
256,800	Occidental Petroleum Corp.(d)	20,364,240
226,000	Petroleo Brasileiro SA (Brazil) (ADR)	15,277,600
680,600	Suncor Energy, Inc.	38,719,334

		91,203,122

Oil & Gas Drilling 7.2%
878,100	GlobalSantaFe Corp.	39,830,616
338,200	Patterson-UTI Energy, Inc.	10,565,368
351,200	Pioneer Drilling Co.(a)(d)	6,153,024
376,800	Transocean, Inc.(a)	24,054,912

		80,603,920

Oil & Gas Equipment & Services 18.3%
775,200	BJ Services Co.(d)	28,411,080
166,800	CARBO Ceramics, Inc.	9,837,864
190,800	Cooper Cameron Corp.(a)	15,193,404
326,100	Halliburton Co.(d)	20,756,265
118,200	Hydril Co.(a)(d)	7,576,620
692,500	National Oilwell Varco, Inc.(a)	41,979,351
942,000	Smith International, Inc.(d)	35,598,180
325,400	Technip SA (France) (ADR)	18,359,068
346,700	Weatherford International Ltd.(a)	24,099,117

		201,810,949

Oil & Gas Exploration & Production 24.2%
197,400	Bill Barrett Corp.(a)(d)	7,747,950
3,600,000	BPI Industries, Inc.(Canada)	8,471,950
	(cost $5,475,550; Purchased 12/31/04-9/23/05)(a)(f)(g)

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

237,200	Cheniere Energy, Inc.(a)(d)	$8,498,876
779,900	Compton Petroleum Corp. (Canada) (a)	10,294,827
185,400	Duvernay Oil Corp. (Canada)(a)	6,879,498
681,900	Endeavour International Corp.(a)(d)	2,454,840
215,300	EOG Resources, Inc.	15,447,775
946,400	Gasco Energy, Inc.(a)(d)	6,454,448
292,200	Goodrich Petroleum Corp.(a)(d)	6,688,458
258,200	McMoRan Exploration Co.(a)(d)	4,673,420
332,700	Nexen, Inc.	14,608,857
256,418	OPTI Canada, Inc. (Class “C” Stock) (Canada)(a)(i)	7,692,650
1,233,100	OPTI Canada, Inc.(Class “C” Stock) (Canada)(a)	36,993,528
397,900	Quicksilver Resources, Inc.(a)(d)	15,064,494
429,900	Range Resources Corp.	16,009,476
606,700	Sasol Ltd. (South Africa) (ADR)(d)	20,263,780
1,077,400	Southwestern Energy Co.(a)	36,707,018
277,894	Trident Resources Corp. (Canada)	11,909,913
	(cost $5,902,800; Purchased 12/04/03-7/21/05(a)(f)(g)
2,306,200	UTS Energy Corp. (Canada)(a)	8,598,954
860,100	Warren Resources, Inc.(a)(d)	13,494,969
372,300	Western Oil Sands, Inc.(Class “A” Stock) (Canada)(a)	8,622,591

		267,578,272

Oil & Gas Refining & Marketing 1.6%
379,600	Western Gas Resources, Inc.	18,099,328

Oil & Gas Storage & Transportation 1.0%
256,900	Teekay Shipping Corp.(d)	10,889,991

Precious Metals & Minerals 3.1%
504,100	Apex Silver Mines, Ltd.(a)(d)	8,478,962
1,336,100	Coeur d’Alene Mines Corp.(a)(d)	5,758,591
470,200	Impala Platinum Holdings Ltd. (South Africa) (ADR)	15,402,059
30,700	Impala Platinum Holdings Ltd.(South Africa)	4,006,982
69,745	Pan American Silver Corp. (Canada)(a)	1,318,199

		34,964,793
Steel 2.0%
521,100	Cia Vale Do Rio Doce (Brazil) (ADR)(d)	22,594,896

	Total common stocks (cost $692,944,737)	1,050,095,265

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	9

Portfolio of Investments

as of November 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

PREFERRED STOCK 1.0%

Oil & Gas Exploration & Production
	Surgutneftegaz (Russia) (ADR)(d)
129,200	(cost $6,336,568)	$11,046,600

Principal Amount (000)
CONVERTIBLE BOND

Metals & Mining
	JCI Ltd. (South Africa) 10.71%, 01/15/06(h)
$9	(cost $1,819)	13

LINKED NOTE 0.2%

Precious Metals & Minerals
	USD Palladium Linked Bank Note, zero coupon, 7/13/07
$10,879	(cost $2,000,001; Purchased 6/30/03 - 1/05/05)(a)(f)(g)	2,726,488

Units
WARRANTS(a) 0.1%

Diversified Metals & Mining
404,400	Peru Copper, Inc. (Canada) Expiring 3/18/06 @CAD$2	197,581

Oil, Gas & Consumable Fuels 0.1%
	BPI Industries, Inc. (Canada) Expiring 12/31/06
600,000	(cost $132,099; Purchased 12/31/04)(e)(f)(g)	634,838

Precious Metals & Minerals
11,922	Pan American Silver Corp. (Canada) Expiring 2/20/08 @ CAD$12	117,008

	Total warrants (cost $196,926)	949,428

	Total long-term investments (cost $701,480,051)	1,064,817,793

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 24.3%

Money Market Mutual Fund
270,062,893	Dryden Core Investment Fund - Taxable Money Market Series (cost $270,062,893; includes $226,008,998 of cash collateral received for securities on loan) (Note 3)(b)(c)	$270,062,893

	Total Investments(e) 120.1% (cost $701,507,057; Note 5)	1,334,880,686
	Liabilities in excess of other assets (20.1%)	(222,981,903)

	Net Assets 100%	$1,111,898,783

(a)	Non-income producing security
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund- Taxable Money Market Series.
(d)	Securities, or a portion thereof, on loan with an aggregate market value of $212,081,961; cash collateral of $226,008,998 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	As of November 30, 2005, 5 securities representing $25,282,390 and 1.9% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	Indicates illiquid securities. The aggregate cost of such securities is $15,049,650. The aggregate value of $25,282,389 is approximately 2.3% of net assets.
(g)	Indicates securities restricted to resale. The aggregate cost of such securities was $15,049,650. The aggregate value of $25,282,389 is approximately 2.3% of net assets.
(h)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at November 30, 2005.
(i)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to That rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR—American Depositary Receipt.

The geographic concentration of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of November 30, 2005 was as follows:

*United States (including 20.3% of collateral received for securities on loan)	92.0%
Canada	25.9
Australia	1.5
South Africa	0.4
Hong Kong	0.3

120.1
Liabilities in excess of other assets	(20.1)

100.0%

*	A portion of the holdings represent ADR’s.

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	11

Statement of Assets and Liabilities

as of November 30, 2005 (Unaudited)

Assets
Investments, at value, including securities on loan of $212,081,961:
Unaffiliated Investments (cost $701,480,051)	$1,064,817,793
Affiliated Investments (cost $270,062,893)	270,062,893
Foreign currency, at value (cost $85,473)	85,509
Receivable for Fund shares sold	5,938,904
Dividends and interest receivable	1,840,199
Prepaid expenses	12,910

Total assets	1,342,758,208

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	226,008,998
Payable for Fund shares reacquired	2,875,021
Management fee payable	658,421
Distribution fee payable	443,950
Accrued expenses	368,716
Payable to custodian	287,218
Transfer agent fee payable	215,558
Deferred directors’ fees	1,543

Total liabilities	230,859,425

Net Assets	$1,111,898,783

Net assets were comprised of:
Common stock, at par	$297,029
Paid-in capital in excess of par	760,834,323

761,131,352
Accumulated net investment loss	(8,041,508)
Accumulated net realized loss on investments and foreign currency transactions	(4,528,838)
Net unrealized appreciation on investments and foreign currencies	363,337,777

Net assets November 30, 2005	$1,111,898,783

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($514,651,731 ÷ 13,132,791 shares of common stock issued and outstanding)	$39.19
Maximum sales charge (5.50% of offering price)	2.28

Maximum offering price to public	$41.47

Class B
Net asset value, offering price and redemption price per share
($198,566,167 ÷ 5,707,299 shares of common stock issued and outstanding)	$34.79

Class C
Net asset value, offering price and redemption price per share
($234,983,818 ÷ 6,754,205 shares of common stock issued and outstanding)	$34.79

Class Z
Net asset value, offering price and redemption price per share
($163,697,067 ÷ 4,108,575 shares of common stock issued and outstanding)	$39.84

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	13

Statement of Operations

Six Months Ended November 30, 2005 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $126,019)	$6,186,285
Affiliated dividend income	589,675
Affliated income from securities loaned, net	482,429
Interest	677

Total income	7,259,066

Expenses
Management fee	3,510,720
Distribution fee—Class A	539,162
Distribution fee—Class B	853,445
Distribution fee—Class C	965,640
Transfer agent’s fee and expenses (including affiliated expense of $245,000) (Note 3)	246,000
Custodian’s fees and expenses	135,000
Registration fees	45,000
Reports to shareholders	35,000
Legal fees and expenses	18,000
Audit fee	9,000
Directors’ fees	8,000
Insurance	4,000
Miscellaneous	6,679

Total expenses	6,375,646

Net investment income	883,420

Realized And Unrealized Gain On Investments And Foreign Currency Transactions
Net realized gain on:
Investment transactions	28,200,530
Foreign currency transactions	937

28,201,467

Net change in unrealized appreciation on:
Investments	243,848,114
Foreign currencies	32,257

243,880,371

Net gain on investments	272,081,838

Net Increase In Net Assets Resulting From Operations	$272,965,258

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$883,420	$777,560
Net realized gain on investment transactions	28,201,467	42,772,772
Net change in unrealized appreciation on investments	243,880,371	59,821,856

Net increase in net assets resulting from operations	272,965,258	103,372,188

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(3,669,380)	(553,474)
Class B	(491,634)	—
Class C	(581,124)	—
Class Z	(1,418,838)	(436,104)

	(6,160,976)	(989,578)

Distribution from net realized gains:
Class A	(27,558,244)	(4,380,660)
Class B	(11,982,470)	(2,173,876)
Class C	(14,163,596)	(1,766,520)
Class Z	(8,627,615)	(1,765,716)

	(62,331,925)	(10,086,772)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	309,212,096	496,396,307
Net asset value of shares issued in reinvestment of dividends and distributions	58,569,348	9,550,178
Cost of shares reacquired	(167,419,906)	(142,835,939)

Net increase in net assets from Fund share transactions	200,361,538	363,110,546

Total increase	404,833,895	455,406,384

Net Assets
Beginning of period	707,064,888	251,658,504

End of period	$1,111,898,783	$707,064,888

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	15

Notes to Financial Statements

(Unaudited)

Jennison Natural Resources Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital which it seeks to achieve by investing primarily in equity securities of foreign and domestic companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources and in asset-based securities the terms of which are related to the market value of an underlying asset such as a natural resource.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-thecounter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

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Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

Jennison Natural Resources Fund, Inc.	17

Notes to Financial Statements

(Unaudited) Cont’d

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investment and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the exdividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to a subadvisory agreement between PI and Jennison Associates LLC (“Jennison”), Jennison furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, Jennison, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of Jennison, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Jennison Natural Resources Fund, Inc.	19

Notes to Financial Statements

(Unaudited) Cont’d

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of average daily net assets up to $1 billion and .70 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended November 30, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the ‘Class A, B and C Plans’), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and Class C shares, respectively. For the six months ended November 30, 2005, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $3,305,200 in front-end sales charges resulting from sales of Class A shares, during the six months ended November 30, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended November 30, 2005, it received approximately $36,600, $216,800 and $65,200 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period from October 29, 2004 through October 28, 2005, the Fund paid a commitment fee of .075 of 1% of the unused

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portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended November 30, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended November 30, 2005, the Fund incurred approximately $146,800 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended November 30, 2005, Prudential Equity Group, LLC, an indirect wholly owned subsidiary of Prudential, earned approximately $2,200 in broker commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended November 30, 2005, PIM has been compensated approximately $206,800 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended November 30, 2005 were $247,455,359 and $146,500,287, respectively.

Jennison Natural Resources Fund, Inc.	21

Notes to Financial Statements

(Unaudited) Cont’d

As of November 30, 2005, the Fund had securities on loan with an aggregate market value of $212,081,961. The Fund received $226,008,998 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$976,780,478	$363,236,041	($5,135,833)	$358,100,208	$35	$358,100,243

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales and mark to market on passive foreign investment companies.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million shares of $.01 par value common stock authorized divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 125 million authorized shares.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six Months Ended November 30, 2005:
Shares sold	4,048,158	$152,668,148
Shares issued in reinvestment of dividends and distributions	713,969	28,187,503
Shares reacquired	(2,591,453)	(95,043,316)

Net increase (decrease) in shares outstanding before conversion	2,170,674	85,812,335
Shares issued upon conversion from Class B	187,634	6,716,890

Net increase (decrease) in shares outstanding	2,358,308	$92,529,225

Year ended May 31, 2005:
Shares sold	7,537,558	$218,488,059
Shares issued in reinvestment of dividends and distributions	145,652	4,219,529
Shares reacquired	(2,406,778)	(68,994,645)

Net increase (decrease) in shares outstanding before conversion	5,276,432	153,712,943
Shares issued upon conversion from Class B	280,532	7,582,384

Net increase (decrease) in shares outstanding	5,556,964	$161,295,327

Class B
Six Months Ended November 30, 2005:
Shares sold	1,234,825	$41,427,994
Shares issued in reinvestment of dividends and distributions	320,520	11,237,428
Shares reacquired	(508,633)	(17,103,226)

Net increase (decrease) in shares outstanding before conversion	1,046,712	35,562,196
Shares reacquired upon conversion into Class A	(210,293)	(6,716,890)

Net increase (decrease) in shares outstanding	836,419	$28,845,306

Year ended May 31, 2005:
Shares sold	3,203,639	$82,108,683
Shares issued in reinvestment of dividends and distributions	75,014	1,949,628
Shares reacquired	(604,886)	(15,553,683)

Net increase (decrease) in shares outstanding before conversion	2,673,767	68,504,628
Shares reacquired upon conversion into Class A	(312,511)	(7,582,384)

Net increase (decrease) in shares outstanding	2,361,256	$60,922,244

Class C
Six Months Ended November 30, 2005:
Shares sold	2,198,956	$74,471,170
Shares issued in reinvestment of dividends and distributions	302,008	10,588,383
Shares reacquired	(839,302)	(28,258,701)

Net increase (decrease) in shares outstanding	1,661,662	$56,800,852

Year ended May 31, 2005:
Shares sold	4,015,128	$104,823,634
Shares issued in reinvestment of dividends and distributions	52,875	1,374,216
Shares reacquired	(528,908)	(13,767,500)

Net increase (decrease) in shares outstanding	3,539,095	$92,430,350

Jennison Natural Resources Fund, Inc.	23

Notes to Financial Statements

(Unaudited) Cont’d

Class Z	Shares	Amount
Six Months Ended November 30, 2005:
Shares sold	1,061,828	$40,644,784
Shares issued in reinvestment of dividends and distributions	213,102	8,556,034
Shares reacquired	(716,086)	(27,014,663)

Net increase (decrease) in shares outstanding	558,844	$22,186,155

Year ended May 31, 2005:
Shares sold	3,127,633	$90,975,931
Shares issued in reinvestment of dividends and distributions	68,236	2,006,805
Shares reacquired	(1,530,398)	(44,520,111)

Net increase (decrease) in shares outstanding	1,665,471	$48,462,625

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Financial Highlights

NOVEMBER 30, 2005	SEMIANNUAL REPORT

Jennison Natural Resources Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended November 30, 2005(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$30.36

Income (loss) from investment operations:
Net investment income (loss)	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	11.29

Total from investment operations	11.37

Less dividends and distributions
Dividends from net investment income	(.30)
Distributions from net realized gains on investments	(2.24)

Total dividends and distributions	(2.54)

Net asset value, end of period	$39.19

Total Return(b):	37.33%
Ratios/Supplemental Data:
Net assets, end of period (000)	$514,652
Average net assets (000)	$430,151
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.11	%(d)
Expenses, excluding distribution and service (12b-1) fees	.86	%(d)
Net investment income (loss)	.44	%(d)
For Class A, B, C and Z shares:
Portfolio turnover	16%

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.

See Notes to Financial Statements.

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Class A
Year Ended May 31,
2005	2004	2003	2002	2001

$23.33	$18.94	$20.64	$19.05	$15.55

.11	(.06)	(.09)	(.04)	.13
7.61	4.96	(.27)	1.78	3.37

7.72	4.90	(.36)	1.74	3.50

(.08)	(.39)	(.41)	(.15)	—
(.61)	(.12)	(.93)	—	—

(.69)	(.51)	(1.34)	(.15)	—

$30.36	$23.33	$18.94	$20.64	$19.05

33.24%	26.24%	(.53)%	9.43%	22.51%

$327,162	$121,700	$55,747	$51,254	$41,934
$215,619	$81,712	$46,251	$37,737	$33,769

1.22%	1.41%	1.64%	1.71%	1.57%
.97%	1.16%	1.39%	1.46%	1.32%
.39%	(.27)%	(.51)%	(.23)%	.78%

30%	6%	25%	28%	26%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	27

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended November 30, 2005(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$27.13

Income (loss) from investment operations:
Net investment loss	(.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	10.04

Total from investment operations	9.99

Less dividends and distributions
Dividends from net investment income	(.09)
Distributions from net realized gains on investments	(2.24)

Total dividends and distributions	(2.33)

Net asset value, end of period	$34.79

Total Return(b):	36.79%
Ratios/Supplemental Data:
Net assets, end of period (000)	$198,566
Average net assets (000)	$170,223
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.86	%(c)
Expenses, excluding distribution and service (12b-1) fees	.86	%(c)
Net investment loss	(.31	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended May 31,
2005	2004	2003	2002	2001

$20.99	$17.09	$18.76	$17.33	$14.24

(.09)	(.20)	(.20)	(.14)	(.02)
6.84	4.46	(.26)	1.61	3.11

6.75	4.26	(.46)	1.47	3.09

—	(.24)	(.28)	(.04)	—
(.61)	(.12)	(.93)	—	—

(.61)	(.36)	(1.21)	(.04)	—

$27.13	$20.99	$17.09	$18.76	$17.33

32.30%	25.28%	(1.31)%	8.57%	21.70%

$132,157	$52,684	$36,197	$40,002	$42,288
$91,588	$40,985	$33,154	$32,040	$39,793

1.97%	2.16%	2.39%	2.46%	2.32%
.97%	1.16%	1.39%	1.46%	1.32%
(.36)%	(1.03)%	(1.27)%	(.95)%	(.16)%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	29

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended November 30, 2005(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$27.13

Income (loss) from investment operations:
Net investment income (loss)	(.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	10.04

Total from investment operations	9.99

Less dividends and distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains on investments	(2.24)

Total dividends and distributions	(2.33)

Net asset value, end of period	$34.79

Total Return(b):	36.79%
Ratios/Supplemental Data:
Net assets, end of period (000)	$234,984
Average net assets (000)	$192,600
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.86	%(c)
Expenses, excluding distribution and service (12b-1) fees	.86	%(c)
Net investment loss	(.31	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended May 31,
2005	2004	2003	2002	2001

$20.99	$17.09	$18.76	$17.33	$14.24

(.09)	(.20)	(.19)	(.14)	.01
6.84	4.46	(.27)	1.61	3.08

6.75	4.26	(.46)	1.47	3.09

—	(.24)	(.28)	(.04)	—
(.61)	(.12)	(.93)	—	—

(.61)	(.36)	(1.21)	(.04)	—

$27.13	$20.99	$17.09	$18.76	$17.33

32.30%	25.28%	(1.31)%	8.57%	21.70%

$138,176	$32,612	$7,778	$5,278	$4,277
$79,352	$16,347	$5,585	$3,771	$2,923

1.97%	2.16%	2.39%	2.46%	2.32%
.97%	1.16%	1.39%	1.46%	1.32%
(.37)%	(1.00)%	(1.23)%	(.93)%	.05%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	31

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended November 30, 2005(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$30.87

Income (loss) from investment operations:
Net investment income (loss)	.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	11.45

Total from investment operations	11.58

Less dividends and distributions:
Dividends from net investment income	(.37)
Distributions from net realized gains on investments	(2.24)

Total dividends and distributions	(2.61)

Net asset value, end of period	$39.84

Total Return(c):	37.46%
Ratios/Supplemental Data:
Net assets, end of period (000)	$163,697
Average net assets (000)	$140,660
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.86	%(d)
Expenses, excluding distribution and service (12b-1) fees	.86	%(d)
Net investment income (loss)	.69	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $0.005 per share
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class Z
Year Ended May 31,
2005	2004	2003	2002	2001

$23.70	$19.24	$20.93	$19.32	$15.71

.19	— (b)	(.04)	— (b)	.20
7.74	5.02	(.27)	1.80	3.41

7.93	5.02	(.31)	1.80	3.61

(.15)	(.44)	(.45)	(.19)	—
(.61)	(.12)	(.93)	—	—

(.76)	(.56)	(1.38)	(.19)	—

$30.87	$23.70	$19.24	$20.93	$19.32

33.64%	26.49%	(.24)%	9.69%	22.98%

$109,569	$44,663	$14,586	$10,728	$8,319
$83,864	$25,894	$10,707	$6,272	$5,053

.97%	1.16%	1.39%	1.46%	1.32%
.97%	1.16%	1.39%	1.46%	1.32%
.65%	(.02)%	(.22)%	(.01)%	1.22%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available on the Fund’s website at www.jennisondryden.com and on the Commission’s website at www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Natural Resources Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings on its website (www.jennisondryden.com) as of the end of each month within approximately 30 days after the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Natural Resources Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PGNAX	PRGNX	PNRCX	PNRZX
CUSIP	476293105	476293204	476293303	476293402

MF135E2    IFS-A113131    Ed. 01/2006

Item 2 – Code of Ethics – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not applicable with semi-annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary
Date January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer
Date January 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer
Date January 25, 2006

*	Print the name and title of each signing officer under his or her signature.